Supplementary Financial Information (Schedule Of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,707	$ 1,650
Accumulated Amortization	568	596
Net	1,139	1,054
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	641	623
Accumulated Amortization	117	112
Net	524	511
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,066	1,027
Accumulated Amortization	451	484
Net	$ 615	$ 543